Post Employment benefits	12 Months Ended
Dec. 31, 2017
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Post Employment benefits

Note 17: Post-employment Benefits

(€‘000)	As of December 31,
	2017	2016
Pension obligations	204	204

Total	204	204

The Group operates a pension plan which requires contributions to be made by the Group to an insurance company. The pension plan is a defined contribution plan. However, because of the Belgian legislation applicable to 2nd pillar pension plans (so-called “Law Vandenbroucke”), all Belgian defined contribution plans have to be accounted for under IFRS as defined benefit plans because of the minimum guaranteed returns on these plans.

At the end of each year, Celyad is measuring and accounting for the potential impact of defined benefit accounting for these pension plans with a minimum fixed guaranteed return.

The contributions to the plan are determined as a percentage of the yearly salary. There are no employee contributions. The benefit also includes a death in service benefit.

The amounts recognised in the balance sheet are determined as follows:

	As of December 31,
(€‘000)	2017	2016
Present value of funded obligations	1,705	1,509
Fair value of plan assets	(1,500)	(1,305)

Deficit of funded plans	204	204
Total deficit of defined benefit pension plans	204	204
Liability in the balance sheet	204	204

The movement in the defined benefit liability over the year is as follows:

(€‘000)	Present value of obligation	Fair value of plan assets	Total
As of 1st of January 2016	1,212	1,089	121

Current service cost	192		192
Interest expense/(income)	33	29	4

	1,437	1,118	319

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)		1	1
- Actuarial (Gain)/loss due to change in actuarial assumptions	77		77
- Actuarial (Gain)/loss due to experience	29		29

	106	1	107

Employer contributions:		221	(221)
Benefits Paid	(33)	(33)	—

At December 31, 2016	1,509	1,305	204

As of 1st of January 2017	1,509	1,305	204

Current service cost	201		201
Interest expense/(income)	32	26	6

	1,742	1,331	411

Remeasurements
- return on plan assets, excluding amounts included in interest expense/(income)		5	(5)
- (Gain)/loss from change in actuarial assumptions	—		—
- Experience (gains)/losses	5	—	5

	5	5	—

Employer contributions:		206	(206)
Benefits Paid	(30)	(30)	(1)

At December 31, 2017	1,704	1,499	204

The income statement charge included in operating profit for post-employment benefits amount to:

(€‘000)	2017	2016
Current service cost	201	192
Interest expense on DBO	32	33
Expected return on plan assets	(26)	(28)

Net periodic pension cost	207	197

The re-measurements included in other comprehensive loss amount to:

(€‘000)	2017	2016
Effect of changes in actuarial assumptions	—	77
Effect of experience adjustments	5	28
(Gain)/Loss on assets for the year	(5)	1

Remeasurement of post-employment benefit obligations	—	106

Plan assets relate all to qualifying insurance policies. The significant actuarial assumptions as per 31 December 2017 were as follows:

Demographic assumptions (for both current and comparative years presented in these year-end financial statements):

•	Mortality tables: mortality rates-5 year for the men and 5 year for the women

•	Withdrawal rate: 5% each year

•	Retirement age: 65 years

Economic assumptions:

•	Yearly inflation rate: 1,75%

•	Yearly salary raise: 1,5% (above inflation)

•	Yearly discount rate: 1.90%

If the discount rate would decrease/increase with 0,5%, the defined benefit obligation would increase respectively decrease with 5% and 6%.

The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognised within the statement of financial position.

Through its defined benefit pension plan, the Group is exposed to a number of risks, the most significant of which are detailed below:

•	Changes in discount rate: a decrease in discount rate will increase plan liabilities;

•	Inflation risk: the pension obligations are linked to inflation, and higher inflation will lead to higher liabilities. The majority of the plan’s assets are either unaffected by or loosely correlated with inflation, meaning that an increase in inflation will also increase the deficit.

The investment positions are managed by the insurance company within an asset-liability matching framework that has been developed to achieve long-term investments that are in line with the obligations under the pension schemes.

Expected contributions to pension plans for the year ending December 31, 2018 are k€198.